Accrued Liabilities (Details) - Successor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and reimbursements	$ 1,690	$ 858
Accrued compensation and benefits	382	387
Accrued bonus and commissions	134	108
Accrued sales and other indirect taxes payable	95	12
Accrued insurance premium and interest	23
Accrued transaction costs	13	13
Income Tax Payables	46	74
Accrued liabilities	$ 2,383	$ 1,452